Employees' retirement benefits	12 Months Ended
Mar. 31, 2017
NTT CDBP
Employees' retirement benefits

12.    Employees’ retirement benefits:

NTT and certain subsidiaries have defined contribution pension plans and defined benefit pension plans. Defined benefit pension plans consist of (i) Severance Payments and Contract-type Corporate Pension Plans and (ii) the NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”)).

(1)	Defined Contribution Pension Plan

NTT and certain subsidiaries recorded retirement benefit expenses of ¥19,513 million and ¥22,783 million related to NTT Group’s defined contribution benefit plan in the fiscal years ended March 31, 2016 and 2017, respectively.

(2)	Severance Payments and Contract-type Corporate Pension Plans

Employees are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries sponsor non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

NTT Group transitioned from the contract-type corporate pension plans to a defined contribution pension plan, effective from future contributions subsequent to April 1, 2014. NTT Group’s contract-type corporate pension plan continues to remain for the pension benefit earned up to March 31, 2014.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2016 and 2017. NTT uses a March 31 measurement date.

	2016	2017
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,879,969	¥1,882,026
Service cost	63,669	65,930
Interest cost	18,569	9,490
Actuarial loss (gain)	73,045	(24,665)
Other	4,857	(1,267)
Benefit payments - Lump-sum severance payments and Pension	(158,083)	(153,015)

Benefit obligation, end of year	1,882,026	1,778,499

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,122,736	1,041,561
Actual return on plan assets	15,578	15,085
Employer contributions	6,133	4,810
Other	1,826	200
Benefit payments - Pension	(104,712)	(99,536)

Fair value of plan assets, end of year	1,041,561	962,120

At March 31:
Under-funded status	¥(840,465)	¥(816,379)

The following table presents the amounts recognized in the consolidated balance sheets:

	2016	2017
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(925,239)	¥(924,291)
Other assets	84,774	107,912
Accumulated other comprehensive loss (income)	235,895	208,297

Net amount recognized	¥(604,570)	¥(608,082)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2016	2017
	Millions of yen
At March 31:
Net actuarial loss	¥236,607	¥208,000
Transition obligation	404	354
Prior service cost(*)	(1,116)	(57)

Total	¥235,895	¥208,297

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The following table provides the accumulated benefit obligation:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,877,512	¥1,778,498

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
At March 31:
Projected benefit obligation	¥1,875,651	¥1,773,590
Fair value of plan assets	1,034,021	954,678

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,871,038	¥1,773,589
Fair value of plan assets	1,034,021	954,678

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2017 included the following components:

	2015	2016	2017
	Millions of yen
Service cost	¥65,160	¥63,669	¥65,930
Interest cost on projected benefit obligation	25,510	18,569	9,490
Expected return on plan assets	(22,027)	(21,624)	(19,936)
Amortization of net actuarial loss	3,463	5,389	8,702
Amortization of transition obligation	156	50	48
Amortization of prior service cost	(1,468)	(1,366)	(1,067)

Total	¥70,794	¥64,687	¥63,167

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Other comprehensive loss (income)
Net gain arising during period	¥(20,097)	¥79,091	¥(19,814)
Amortization of net actuarial loss	(3,463)	(5,389)	(8,701)
Amortization of transition obligation	(156)	(50)	(48)
Amortization of prior service cost	1,468	1,366	1,066
Other	(5,436)	(1,176)	(101)

Total	¥(27,684)	¥73,842	¥(27,598)

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2018 amount to ¥6,663 million, ¥47 million and ¥(444) million, respectively.

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2015	2016	2017
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.0%	0.5%	0.7%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.4%	1.0%	0.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 17.

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥29,539	¥29,539	—	—

Debt securities
Japanese government bonds/local government bonds	485,858	483,087	2,771	—
Domestic corporate bonds	52,610	—	52,610	—
Foreign government bonds	57,996	55,597	2,399	—
Foreign corporate bonds	2,147	829	1,318	—

Equity securities
Domestic	34,318	34,296	22	—
Foreign	58,053	58,053	—	—

Life insurance company general accounts	180,552	—	180,552	—

Others	1,459	—	(10)	1,469

Subtotal	902,532	661,401	239,662	1,469

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	24,677
Domestic/equity securities	12,728
Foreign/debt securities	9,639
Foreign/equity securities	8,579

Pooled funds	83,406

Total	¥1,041,561

	As of March 31, 2017
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥26,855	¥26,855	—	—

Debt securities
Japanese government bonds/local government bonds	491,057	477,584	13,473	—
Domestic corporate bonds	65,561	—	65,561	—
Foreign government bonds	—	—	—	—
Foreign corporate bonds	—	—	—	—

Equity securities
Domestic	57,145	57,145	—	—
Foreign	22,808	22,808	—	—

Life insurance company general accounts	163,762	—	163,762	—

Others	905	—	3	902

Subtotal	828,093	584,392	242,799	902

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	33,465
Domestic/equity securities	9,954
Foreign/debt securities	—
Foreign/equity securities	3,321

Pooled funds	87,287

Total	¥962,120

Effective April 1, 2016, NTT Group adopted the provisions of ASU 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”, in which investments measured at fair value using the net asset value per share method (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy and are separately presented to permit reconciliation of total pension plan assets. Certain prior year amounts were reclassified to conform to the current year presentation.

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair value is evaluated on the basis of net asset value (NAV) per unit, which is reported by the trust operator. The NAV per unit is based on the total net asset value of the fund divided by the number of units outstanding.

Pooled funds

Underlying investments in pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair value of pooled funds is measured based on NAV as reported by the trust operator.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which the life insurance company guarantees a specified rate of return and principal and they are all classified as Level 2.

Others

Others include the assets whose fair value is measured by inputs derived from unobservable data, which is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocation ratio for plan assets is formulated from a mid- to long-term perspective and is reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the target allocation ratio for plan assets as necessary. The target allocation ratio for plan assets for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
Domestic bonds	55.0%	65.0%
Domestic stocks	5.0%	10.0%
Foreign bonds	10.0%	—
Foreign stocks	10.0%	5.0%
Life insurance company general accounts	20.0%	20.0%

Total	100.0%	100.0%

In the fiscal year ended March 31, 2017, with an objective of ensuring more stable pension financing, NTT Group revised the target allocation ratio for plan assets.

Domestic stocks include NTT’s and its affiliates’ common stock with an aggregate fair value of ¥1,497 million (0.2% of total plan assets) and ¥3,866 million (0.4% of total plan assets) at March 31, 2016 and 2017, respectively.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2018	¥133,431
2019	135,014
2020	125,037
2021	112,878
2022	113,923
2023-2027	560,966

Total	¥1,181,249

(3)	Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT CDBP)

Since its incorporation in April 1985, both NTT Group and its employees made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (the “NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law. As a result of structural reforms, including those due to the amendments to the Japanese Welfare Pension Insurance Law that became effective April 1, 1997, the Law Concerning Defined Benefit Corporate Pension Plans which came into force in June 2001, and the transfer to the Japanese Government of the substitutional portion of the benefit obligations under the Law Concerning Defined Benefit Corporate Pension Plans, the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law converted into (a) the national Kosei-Nenkin (the “National Plan”), (b) NTT CDBP and (c) the Special Accounting Fund for the NTT CDBP.

(a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥122,476 million, ¥123,462 million and ¥123,667 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

(b)    The NTT CDBP

The NTT CDBP is a pension plan structure under which both NTT Group and its employees make contributions to the plan.

As the NTT CDBP is considered a defined benefit pension plan, it is accounted for separately from the severance payments and the contract-type corporate pension plans as described in (2) above.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2016 and 2017. NTT uses a March 31 measurement date.

	2016	2017
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,683,431	¥1,910,252
Service cost	40,999	48,077
Interest cost	16,602	9,363
Actuarial loss (gain)	197,662	(86,300)
Other	11,647	(392)
Benefit payments	(40,089)	(43,595)

Benefit obligation, end of year	1,910,252	1,837,405

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,165,104	1,146,880
Actual return on plan assets	(7,432)	38,071
Employer contributions	17,720	17,407
Employee contributions	3,270	3,350
Other	8,175	199
Benefits payments	(39,957)	(43,592)

Fair value of plan assets, end of year	1,146,880	1,162,315

At March 31:
Under-funded status	¥(763,372)	¥(675,090)

The following table provides the amounts recognized in the consolidated balance sheets:

	2016	2017
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(763,372)	¥(675,090)
Accumulated other comprehensive loss	269,435	162,590

Net amount recognized	¥(493,937)	¥(512,500)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2016	2017
	Millions of yen
At March 31:
Net actuarial loss	¥327,178	¥212,898
Prior service cost(*)	(57,743)	(50,308)

Total	¥269,435	¥162,590

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The following table provides the accumulated benefit obligation:

	2016	2017
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,618,499	¥1,569,815

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2017 included the following components:

	2015	2016	2017
	Millions of yen
Service cost	¥37,281	¥40,999	¥48,077
Interest cost on projected benefit obligation	21,278	16,602	9,363
Expected return on plan assets	(25,825)	(28,708)	(28,008)
Amortization of net actuarial loss	5,783	4,997	17,717
Amortization of prior service cost	(7,487)	(7,513)	(7,464)
Employee contributions	(3,753)	(3,270)	(3,350)

Total	¥27,277	¥23,107	¥36,335

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥6,359	¥233,802	¥(96,363)
Amortization of net actuarial loss	(5,783)	(4,997)	(17,717)
Amortization of prior service cost	7,487	7,513	7,464
Other	(3,236)	5,102	(229)

Total	¥4,827	¥241,420	¥(106,845)

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2018 amount to ¥10,400 million and ¥(7,464) million, respectively.

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2015	2016	2017
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.0%	0.5%	0.7%
Rate of compensation increase	3.4%	3.4%	3.4%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 17.

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,562	¥7,562	—	—

Debt securities
Japanese government bonds/local government bonds	332,087	325,561	6,526	—
Domestic corporate bonds	75,967	—	75,967	—
Foreign government bonds	62,128	59,883	2,245	—
Foreign corporate bonds	364	103	261	—

Equity securities
Domestic	114,971	114,909	62	—
Foreign	93,561	93,561	—	0

Life insurance company general accounts	136,852	—	136,852	—

Others	1,743	—	2	1,741

Subtotal	825,235	601,579	221,915	1,741

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	106,456
Domestic/equity securities	76,900
Foreign/debt securities	32,385
Foreign/equity securities	19,917

Pooled funds	85,987

Total	¥1,146,880

	As of March 31, 2017
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥20,678	¥20,678	—	—

Debt securities
Japanese government bonds/local government bonds	371,990	356,634	15,356	—
Domestic corporate bonds	99,497	—	99,497	—
Foreign government bonds	33,706	28,317	5,389	—
Foreign corporate bonds	736	655	81	—

Equity securities
Domestic	117,906	117,906	—	—
Foreign	62,799	62,799	—	0

Life insurance company general accounts	138,539	—	138,539	—

Others	1,324	—	1	1,323

Subtotal	847,175	586,989	258,863	1,323

Investments valued at NAV
Securities investment trust beneficiary certificates
Domestic/debt securities	112,629
Domestic/equity securities	71,141
Foreign/debt securities	25,640
Foreign/equity securities	18,582

Pooled funds	87,148

Total	¥1,162,315

Effective April 1, 2016, NTT Group adopted the provisions of ASU 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”, in which investments measured at fair value using the net asset value per share method (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy and are separately presented to permit reconciliation of total pension plan assets. Certain prior year amounts were reclassified to conform to the current year presentation.

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair value is evaluated on the basis of net asset value (NAV) per unit, which is reported by the trust operator. The NAV per unit is based on the total net asset value of the fund divided by the number of units outstanding.

Pooled funds

Underlying investments in pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair value of pooled funds is measured based on NAV as reported by the trust operator.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which the life insurance company guarantees a specified rate of return and principal and they are all classified as Level 2.

Others

Others include loans to employees and leasing receivables, which are classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocation ratios for plan assets are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the target allocation ratios for plan assets as necessary. The weighted-average target allocation ratios for plan assets for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016	2017
Domestic bonds	48.6%	55.8%
Domestic stocks	14.9%	15.0%
Foreign bonds	10.0%	6.2%
Foreign stocks	14.4%	10.6%
Life insurance company general accounts	12.1%	12.4%

Total	100.0%	100.0%

In the fiscal year ended March 31, 2017, with an objective of ensuring more stable pension financing, NTT Group revised the target allocation ratios for plan assets.

Domestic stocks include NTT’s and its affiliates’ common stock with an aggregate fair value of ¥5,401 million (0.5% of total plan assets) and ¥4,375 million (0.4% of total plan assets) at March 31, 2016 and 2017, respectively.

NTT Group expects to contribute ¥16,531 million to the NTT CDBP in the fiscal year ending March 31, 2018.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2018	¥42,180
2019	44,227
2020	44,996
2021	46,785
2022	48,375
2023-2027	249,111

Total	¥475,674

(c)	The Special Accounting Fund for the NTT CDBP

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥40,028 million, ¥35,916 million and ¥30,801 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.